UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2022
UNCONSOLIDATED STRUCTURED ENTITIES
UNCONSOLIDATED STRUCTURED ENTITIES

NOTE 24. UNCONSOLIDATED STRUCTURED ENTITIES

Nature and risks associated with the Bank’s interests in unconsolidated structured entities

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by the Bank. The Bank manages transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2022

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,198,421	149,688,085	150,886,506
The Bank’s interest-assets
Investments at fair value through profit or loss	87,048	-	87,048
Investments at fair value through other comprehensive income	26,936	-	26,936
Loans and advances to customers	-	6,116,373	6,116,373
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	113,984	6,116,373	6,230,357
The Bank’s maximum exposure	113,984	6,116,373	6,230,357
Fees income	4,532	435,177	439,709

As of December 31, 2021

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,661,019	167,129,575	168,790,594
The Bank’s interest-assets
Investments at fair value through profit or loss	110,026	-	110,026
Investments at fair value through other comprehensive income	42,864	-	42,864
Loans and advances to customers	-	5,851,195	5,851,195
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	152,890	5,851,195	6,004,085
The Bank’s maximum exposure	152,890	5,851,195	6,004,085
Fees income	6,936	471,765	478,701

Securitizations

The Bank invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages originated by financial institutions. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss and residual rights accounted for as investment at fair value through other comprehensive income. These asset-backed securities have different maturities and are generally classified by credit ratings. The Bank does not expect significant changes in those ratings. Also, the Bank retains beneficial interests in the form of servicing fees on the securitized mortgages.

The Bank’s managed funds

The Bank’s managed funds are derived from the following type of business lines: related trusts, mutual funds sold to individuals, corporate trusts, escrow accounts, private equity funds, and delegated tailor-made mandates from third parties. Generally, the revenues correspond to the fees received from the management of resources that are invested in several instruments and management of properties and premises related to real estate projects in progress.

Likewise, the Bank receives fees for management assets pledged as collateral for clients’ commitments and obligations, and fees from management of resources of government agencies and entities.

On the other hand, there is not an additional exposure to loss, such as funding commitments with regards to the Bank’s involvement with those entities.